Significant Customers	12 Months Ended
Apr. 30, 2015
Significant Customer [Abstract]
Significant Customer [Text Block]
Note 4. Significant Customers

For the year ended April 30, 2015, three of our customers accounted for more than 10.0% of our total revenue in the amount of $0.9 million, $0.9 million and $0.8 million. The revenue from these customers is captured in the TOS revenue line item within the income statement.

For the year ended April 30, 2014, three of our customers accounted for more than 10.0% of our total revenue in the amount of $1.6 million, $1.5 million and $1.5 million. The revenue from these customers was captured in the TOS revenue line item within the income statement.

For the year ended April 30, 2015, two of our customers accounted for more than 10.0% of our total accounts receivable balance in the amount of $153,446 and $119,540, or 14.5% and 11.3%, respectively.

For the year ended April 30, 2014, two of our customers accounted for more than 10.0% of our total accounts receivable balance in the amount of $398,053 and $171,962, or 30.4% and 13.2%, respectively.